UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  Nuffield House
          41-46 Riccadilly
          London W1J 0DS
          United Kingdom


13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  +44-0-20-7494-8600


Signature, Place and Date of Signing:


 /s/ Joy-Isabelle Besse           New York, New York         February 13, 2006
------------------------         ----------------------     --------------------
      [Signature]                    [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:    $505,017
                                         (thousands)


List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                      Cedar Rock Capital Limited
                                                           December 31, 2005



COLUMN 1                   COLUMN  2      COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8


                           TITLE                      VALUE       SHRS OR   SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER             OF CLASS      CUSIP       (X$1000)     PRN AMT   PRN  CALL   DISCRETION  MANAGERS  SOLE     SHARED   NONE
--------------             --------      -----       --------     -------   ---- ----   ----------  --------  ----     ------   ----
ALTRIA GROUP INC           COM           02209S103    166,507     2,228,416  SH         SOLE        NONE      166,507
CLOROX CO DEL              COM           189054109        853        15,000  SH         SOLE        NONE          853
DOMINOS PIZZA INC          COM           25754A201      5,895       243,600  SH         SOLE        NONE        5,895
GANNETT INC                COM           364730101    103,276     1,705,074  SH         SOLE        NONE      103,276
KIMBERLY CLARK CORP        COM           494368103    131,449     2,203,664  SH         SOLE        NONE      131,449
KNIGHT RIDDER INC          COM           499040103        692        10,929  SH         SOLE        NONE          692
LEE ENTERPRISES INC        COM           523768109     96,345     2,610,263  SH         SOLE        NONE       96,345


SK 21623 0001 642294